FIRST INVESTORS SERIES FUND II, INC.
95 Wall Street
New York, New York 10005
(212) 858-8126


                                                    February 2, 2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

               Re:  First Investors Series Fund II, Inc.
                      File Nos. 33-46924 and 811-6618

Gentlemen:

        Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), First Investors Series Fund II, Inc. (the "Fund") hereby certifies:

        (1) The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 24 to the Fund's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

        (2) The text of Post-Effective Amendment No. 24 was filed electronically with the Commission.

                                                    Very truly yours,

                                                    FIRST INVESTORS SERIES
                                                    FUND II, INC.


                                                    By: /s/ C. Durso
                                                        -----------------
                                                        C. Durso, Vice President